Income Taxes - Additonal Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Line Items]
Valuation Allowance, Deferred Tax Asset, Increase, Amount	$ 2,591,313
Percentage of Net Operating Loss Carryforward	80.00%
Income Tax Examination, Material Interest or Penalties	$ 0	$ 0
Income Tax Examination, Material Interest or Penalties Accrued	$ 0	$ 0